Note 13 - Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	March 31, 2019	March 31, 2018
	USD	USD
Cash	12,984	12,304
Accounts receivable	699,419	673,099
Accounts payable	66,249	45,687